Income Taxes (Tables)	11 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of company’s income (loss) before provision (benefit) for income taxes
January 25, 2022 (Inception) to December 31, 2022
Domestic	$(6,714,329)
Foreign	—
Loss before income taxes	$(6,714,329)

Schedule of components of income tax expense (benefit)
January 25, 2022 (Inception) to December 31, 2022
Current
Federal	$—
State	—
Foreign	—
Total current provision	—
Deferred:
Federal	—
State	—
Foreign	—
Total deferred provision	—
Provision for income taxes	$—

Schedule of reconciliation of income tax expense to the amount computed by applying the statutory federal income tax rate
January 25, 2022 (Inception) to December 31, 2022
Tax benefit at statutory tax rate	$(1,410,009)
State benefit, net of federal benefit	(263,978)
Permanent differences	8,910
Equity-based compensation	125,248
Derivatives	1,003,603
Increase in valuation allowance	536,226
$—

Schedule of components of deferred tax assets and liabilities
December 31, 2022
Deferred tax assets:
Net operating loss carry forwards	$298,000
Equity-based compensation	44,000
Capitalized research costs	55,000
Accruals and other temporary differences	135,000
Total deferred tax assets	532,000
Convertible debt	(53,000)
Valuation allowance for deferred tax assets	(479,000)
Net deferred tax asset	$—